Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of intangible assets
	Useful Life		Average remaining amortization period		Gross balance		Accumulated Amortization		Net balance
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	Years	Years	Years	Years	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Other Intangible Assets:
Goodwill	―	―	―	―	16,714	16,714	―	―	16,714	16,714
Intangible assets arising from business combinations	―	―	―	―	56,249	56,249	(39,553)	(39,553)	16,696	16,696
Software or computer programs	6	6	5	4	263,294	209,458	(156,674)	(136,926)	106,620	72,532
Total					336,257	282,421	(196,227)	(176,479)	140,030	105,942

Schedule of changes in intangible assets
	Goodwill (1)	Intangible assets arising from business combinations (2)	Software or computer programs	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2022	16,714	56,249	209,458	282,421
Acquisitions	—	—	56,891	56,891
Disposals/write-downs	—	—	(2,751)	(2,751)
Reclassification	—	—	(182)	(182)
Impairment (*) (***)	—	—	(122)	(122)
Total	16,714	56,249	263,294	336,257

Accumulated Amortization
Balance as of January 1, 2022	—	(39,553)	(136,926)	(176,479)
Amortization for the year (**)	—	—	(21,502)	(21,502)
Disposals/write-downs	—	—	1,572	1,572
Reclassification	—	—	182	182
Impairment (*) (***)	—	—	—	—
Total	—	(39,553)	(156,674)	(196,227)

Balance as of December 31, 2022	16,714	16,696	106,620	140,030

	Goodwill (1)	Intangible assets arising from business combinations (2)	Software or computer programs	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2021	16,714	56,249	180,695	253,658
Acquisitions	—	—	30,222	30,222
Disposals/write-downs	—	—	(352)	(352)
Reclassification	—	—	(89)	(89)
Impairment (*) (***)	—	—	(1,018)	(1,018)
Total	16,714	56,249	209,458	282,421

Accumulated Amortization
Balance as of January 1, 2021	—	(39,553)	(119,994)	(159,547)
Amortization for the year (**)	—	—	(17,831)	(17,831)
Disposals/write-downs	—	—	352	352
Reclassification	—	—	(2)	(2)
Impairment (*) (***)	—	—	549	549
Total	—	(39,553)	(136,926)	(176,479)

Balance as of December 31, 2021	16,714	16,696	72,532	105,942

(1)	Goodwill corresponds mainly to business combination with Citibank Chile whose amount is of MCh$12,576 that represents the value of synergies to be generated in the combination process and the acquisition of know-how.
(2)	Intangible assets arising from business combinations include assets with indefinite useful lives acquired in the business combination with Citibank Chile.
(*)	See Note No. 38 Impairment of non-financial assets.
(**)	See Note No. 37 Depreciation and Amortization.
(***)	Does not include provision for intangible write-offs for Ch$1,178 million in December 2021.

Schedule of commitments for technological developments
	Amount of Commitment
	2022	2021
	MCh$	MCh$
Software and licenses	15,213	7,097

Schedule of goodwill allocated to individual business segments
	2022	2021
Business Segments	MCh$	MCh$
Retail	5,928	5,928
Wholesale	2,135	2,135
Treasury and money market operations	4,513	4,513
Subsidiaries	4,138	4,138
Total	16,714	16,714